Consolidated Schedule of Investments(a)
January 31, 2021
(Unaudited)
Shares		Value
Common Stocks & Other Equity Interests–50.78%
Advertising–0.06%
Interpublic Group of Cos., Inc. (The)	17,900	$430,853
Pacific Drilling S.A.	1,362	1,022
		431,875
Aerospace & Defense–0.20%
Lockheed Martin Corp.	1,740	559,967
Northrop Grumman Corp.	1,280	366,861
Raytheon Technologies Corp.	9,300	620,589
		1,547,417
Agricultural & Farm Machinery–0.27%
AGCO Corp.	4,200	465,780
Deere & Co.	5,520	1,594,176
		2,059,956
Air Freight & Logistics–0.76%
C.H. Robinson Worldwide, Inc.	19,600	1,676,976
Expeditors International of Washington, Inc.	23,000	2,058,960
FedEx Corp.	3,700	870,758
United Parcel Service, Inc., Class B	7,500	1,162,500
		5,769,194
Airlines–0.25%
Alaska Air Group, Inc.	13,300	649,439
Copa Holdings S.A., Class A (Panama)	5,600	433,272
Southwest Airlines Co.	17,800	782,132
		1,864,843
Alternative Carriers–0.17%
Liberty Global PLC, Class C (United Kingdom)(b)	24,300	587,088
Lumen Technologies, Inc.	53,800	666,044
		1,253,132
Apparel, Accessories & Luxury Goods–0.00%
Sunrise Oil & Gas, Inc.(c)	4,631	1,389
Application Software–1.90%
Adobe, Inc.(b)	4,240	1,945,185
Autodesk, Inc.(b)	2,650	735,190
Blackbaud, Inc.	7,100	472,079
Cadence Design Systems, Inc.(b)	8,200	1,069,198
Citrix Systems, Inc.	15,600	2,079,636
DocuSign, Inc.(b)	1,800	419,202
Fair Isaac Corp.(b)	960	432,106
Fusion Connect, Inc.(c)	1	1
Fusion Connect, Inc., Wts., expiring 01/14/2040(c)	6,073	6,832
InterDigital, Inc.	7,000	449,470
Internap Corp.(c)	12,888	3,286
Intuit, Inc.	2,260	816,380
Nuance Communications, Inc.(b)	7,100	323,334
salesforce.com, inc.(b)	5,450	1,229,302
SS&C Technologies Holdings, Inc.	6,800	427,584
Shares		Value
Application Software–(continued)
Synopsys, Inc.(b)	3,400	$868,530
Tyler Technologies, Inc.(b)	4,860	2,054,759
Workday, Inc., Class A(b)	2,000	455,060
Zoom Video Communications, Inc., Class A(b)	1,440	535,781
		14,322,915
Asset Management & Custody Banks–0.32%
Ameriprise Financial, Inc.	2,800	554,036
BlackRock, Inc.	1,260	883,588
State Street Corp.	6,700	469,000
T. Rowe Price Group, Inc.	3,500	547,680
		2,454,304
Auto Parts & Equipment–0.06%
Gentex Corp.	15,000	495,750
Automobile Manufacturers–0.65%
Ford Motor Co.	72,200	760,266
General Motors Co.	11,600	587,888
Tesla, Inc.(b)	4,450	3,531,208
		4,879,362
Automotive Retail–0.10%
AutoNation, Inc.(b)	6,700	477,576
Lithia Motors, Inc., Class A	800	254,944
		732,520
Biotechnology–3.47%
AbbVie, Inc.	11,900	1,219,512
ACADIA Pharmaceuticals, Inc.(b)	7,300	350,765
Alnylam Pharmaceuticals, Inc.(b)	1,150	173,052
Amgen, Inc.	14,550	3,512,806
Biogen, Inc.(b)	5,450	1,540,224
BioMarin Pharmaceutical, Inc.(b)	13,300	1,100,974
Bluebird Bio, Inc.(b)	7,500	334,125
Blueprint Medicines Corp.(b)	12,100	1,170,675
Emergent BioSolutions, Inc.(b)	4,300	459,455
Gilead Sciences, Inc.	51,100	3,352,160
Incyte Corp.(b)	2,600	233,350
Ionis Pharmaceuticals, Inc.(b)	22,500	1,351,575
Ligand Pharmaceuticals, Inc.(b)	8,200	1,519,870
Moderna, Inc.(b)	2,500	432,900
Neurocrine Biosciences, Inc.(b)	1,700	186,575
Regeneron Pharmaceuticals, Inc.(b)	5,520	2,781,197
Seagen, Inc.(b)	8,950	1,470,217
United Therapeutics Corp.(b)	12,300	2,014,986
Vertex Pharmaceuticals, Inc.(b)	12,950	2,966,586
		26,171,004
Brewers–0.08%
Molson Coors Beverage Co., Class B	11,900	596,904
Broadcasting–0.17%
Discovery, Inc., Class A(b)	20,800	861,536

See accompanying notes which are an integral part of this consolidated schedule.
Invesco Fundamental Alternatives Fund

Shares		Value
Broadcasting–(continued)
Fox Corp., Class A	13,900	$433,402
		1,294,938
Building Products–0.39%
Carrier Global Corp.	10,000	385,000
Fortune Brands Home & Security, Inc.	4,700	405,375
Johnson Controls International PLC	9,600	478,272
Lennox International, Inc.	1,450	399,460
Masco Corp.	7,400	401,894
Owens Corning	5,700	442,320
Trane Technologies PLC	3,200	458,720
		2,971,041
Cable & Satellite–1.16%
Altice USA, Inc., Class A(b)	14,800	526,436
Cable One, Inc.	160	320,000
Charter Communications, Inc., Class A(b)	5,120	3,110,707
Comcast Corp., Class A	77,200	3,826,804
Sirius XM Holdings, Inc.	152,800	956,528
		8,740,475
Coal & Consumable Fuels–0.01%
ACNR Holdings, Inc.(b)(d)	3,072	47,616
ACNR Holdings, Inc.(b)(c)(d)	600	9,300
		56,916
Commodity Chemicals–0.09%
Dow, Inc.	12,900	669,510
Communications Equipment–0.69%
Cisco Systems, Inc.	96,800	4,315,344
Juniper Networks, Inc.	10,000	244,200
Ubiquiti, Inc.	2,100	646,779
		5,206,323
Computer & Electronics Retail–0.10%
Best Buy Co., Inc.	6,700	729,094
Construction & Engineering–0.10%
Dycom Industries, Inc.(b)	3,500	283,990
Quanta Services, Inc.	6,600	465,102
		749,092
Construction Machinery & Heavy Trucks–0.22%
Caterpillar, Inc.	3,650	667,366
Cummins, Inc.	1,850	433,677
PACCAR, Inc.	6,000	547,320
		1,648,363
Consumer Finance–0.23%
Ally Financial, Inc.	20,600	779,504
Discover Financial Services	5,300	442,762
Synchrony Financial	15,000	504,750
		1,727,016
Copper–0.11%
Freeport-McMoRan, Inc.(b)	8,600	231,426
Southern Copper Corp. (Peru)	8,600	571,126
		802,552
Data Processing & Outsourced Services–2.18%
Automatic Data Processing, Inc.	15,550	2,567,616
Shares		Value
Data Processing & Outsourced Services–(continued)
Black Knight, Inc.(b)	12,700	$1,037,463
Broadridge Financial Solutions, Inc.	11,700	1,653,327
Fidelity National Information Services, Inc.	2,950	364,207
FleetCor Technologies, Inc.(b)	1,700	412,675
Jack Henry & Associates, Inc.	3,950	571,921
Mastercard, Inc., Class A	4,680	1,480,237
MAXIMUS, Inc.	7,100	532,926
Paychex, Inc.	20,600	1,798,792
PayPal Holdings, Inc.(b)	7,850	1,839,334
Square, Inc., Class A(b)	950	205,162
Visa, Inc., Class A	16,250	3,140,312
Western Union Co. (The)	37,700	839,579
		16,443,551
Distillers & Vintners–0.09%
Constellation Brands, Inc., Class A	3,150	664,430
Distributors–0.11%
Genuine Parts Co.	4,100	384,908
LKQ Corp.(b)	12,900	452,661
		837,569
Diversified Banks–0.78%
Bank of America Corp.	51,800	1,535,870
Citigroup, Inc.	12,300	713,277
JPMorgan Chase & Co.	19,700	2,534,799
U.S. Bancorp	14,700	629,895
Wells Fargo & Co.	15,200	454,176
		5,868,017
Diversified Chemicals–0.07%
Eastman Chemical Co.	5,300	521,255
Electric Utilities–0.69%
American Electric Power Co., Inc.	10,100	817,191
Duke Energy Corp.	10,200	958,800
Edison International	6,900	401,304
Exelon Corp.	13,900	577,684
NextEra Energy, Inc.	12,300	994,701
PPL Corp.	14,800	409,516
Southern Co. (The)	8,300	489,036
Xcel Energy, Inc.	9,400	601,506
		5,249,738
Electrical Components & Equipment–0.14%
Eaton Corp. PLC	4,600	541,420
Regal Beloit Corp.	4,200	527,016
		1,068,436
Electronic Components–0.14%
Corning, Inc.	8,900	319,243
Dolby Laboratories, Inc., Class A	8,700	765,861
		1,085,104
Electronic Equipment & Instruments–0.40%
Keysight Technologies, Inc.(b)	15,400	2,180,486
National Instruments Corp.	4,500	186,300
Vontier Corp.(b)	20,400	661,572
		3,028,358
See accompanying notes which are an integral part of this consolidated schedule.
Invesco Fundamental Alternatives Fund

Shares		Value
Environmental & Facilities Services–0.14%
Republic Services, Inc.	11,800	$1,068,136
Fertilizers & Agricultural Chemicals–0.07%
Corteva, Inc.	12,500	498,250
Financial Exchanges & Data–0.25%
CME Group, Inc., Class A	1,800	327,132
Intercontinental Exchange, Inc.	14,000	1,544,900
		1,872,032
Food Retail–0.47%
Casey’s General Stores, Inc.	5,900	1,106,132
Kroger Co. (The)	70,400	2,428,800
		3,534,932
Gas Utilities–0.19%
Atmos Energy Corp.	12,100	1,076,900
ONE Gas, Inc.	5,000	365,650
		1,442,550
General Merchandise Stores–0.74%
Dollar General Corp.	9,950	1,936,370
Dollar Tree, Inc.(b)	2,000	203,320
Target Corp.	18,950	3,433,171
		5,572,861
Gold–0.05%
Newmont Corp.	6,800	405,280
Health Care Distributors–0.29%
AmerisourceBergen Corp.	4,200	437,640
Cardinal Health, Inc.	16,200	870,426
McKesson Corp.	5,200	907,244
		2,215,310
Health Care Equipment–1.15%
Abbott Laboratories	14,100	1,742,619
Baxter International, Inc.	10,300	791,349
Becton, Dickinson and Co.	7,800	2,041,962
Danaher Corp.	5,600	1,331,904
Hologic, Inc.(b)	12,300	980,679
IDEXX Laboratories, Inc.(b)	800	382,944
Medtronic PLC	9,200	1,024,236
Stryker Corp.	1,650	364,666
		8,660,359
Health Care Facilities–0.18%
HCA Healthcare, Inc.	5,650	918,012
Universal Health Services, Inc., Class B	3,700	461,316
		1,379,328
Health Care Services–0.49%
Chemed Corp.	860	445,394
Cigna Corp.	3,200	694,560
CVS Health Corp.	10,600	759,490
DaVita, Inc.(b)	4,600	539,902
Laboratory Corp. of America Holdings(b)	2,900	663,839
Quest Diagnostics, Inc.	4,900	632,835
		3,736,020
Health Care Supplies–0.06%
West Pharmaceutical Services, Inc.	1,450	434,261
Shares		Value
Health Care Technology–0.11%
Cerner Corp.	5,700	$456,627
Veeva Systems, Inc., Class A(b)	1,360	375,958
		832,585
Home Improvement Retail–0.41%
Home Depot, Inc. (The)	7,250	1,963,445
Lowe’s Cos., Inc.	6,900	1,151,265
		3,114,710
Homebuilding–0.19%
KB Home	4,700	195,708
Lennar Corp., Class A	7,500	623,625
PulteGroup, Inc.	4,800	208,800
Tri Pointe Homes, Inc.(b)	22,000	444,400
		1,472,533
Homefurnishing Retail–0.05%
Williams-Sonoma, Inc.	3,000	386,760
Household Products–1.63%
Church & Dwight Co., Inc.	15,300	1,291,779
Clorox Co. (The)	10,300	2,157,438
Colgate-Palmolive Co.	27,400	2,137,200
Kimberly-Clark Corp.	10,900	1,439,890
Procter & Gamble Co. (The)	34,301	4,397,603
Reynolds Consumer Products, Inc.	13,700	411,000
Spectrum Brands Holdings, Inc.	6,800	513,876
		12,348,786
Human Resource & Employment Services–0.12%
ManpowerGroup, Inc.	5,900	521,796
TriNet Group, Inc.(b)	4,900	363,139
		884,935
Hypermarkets & Super Centers–0.96%
BJ’s Wholesale Club Holdings, Inc.(b)	9,300	391,251
Costco Wholesale Corp.	8,560	3,016,801
Walmart, Inc.	27,300	3,835,377
		7,243,429
Industrial Conglomerates–0.21%
3M Co.	3,900	685,074
General Electric Co.	57,600	615,168
Honeywell International, Inc.	1,450	283,287
		1,583,529
Industrial Gases–0.06%
Linde PLC (United Kingdom)	1,800	441,720
Industrial Machinery–0.11%
Illinois Tool Works, Inc.	2,350	456,394
Stanley Black & Decker, Inc.	2,300	399,027
		855,421
Industrial REITs–0.20%
Duke Realty Corp.	13,600	538,016
EastGroup Properties, Inc.	3,000	405,420
Prologis, Inc.	5,200	536,640
		1,480,076
Insurance Brokers–0.05%
Aon PLC, Class A	1,900	385,890
See accompanying notes which are an integral part of this consolidated schedule.
Invesco Fundamental Alternatives Fund

Shares		Value
Integrated Oil & Gas–0.25%
Chevron Corp.	12,900	$1,099,080
Exxon Mobil Corp.	17,600	789,184
		1,888,264
Integrated Telecommunication Services–0.87%
AT&T, Inc.	118,100	3,381,203
Verizon Communications, Inc.	58,000	3,175,500
		6,556,703
Interactive Home Entertainment–1.22%
Activision Blizzard, Inc.	34,600	3,148,600
Electronic Arts, Inc.	19,900	2,849,680
Take-Two Interactive Software, Inc.(b)	14,150	2,836,367
Zynga, Inc., Class A(b)	36,700	363,697
		9,198,344
Interactive Media & Services–1.93%
Alphabet, Inc., Class A(b)	4,565	8,341,898
Alphabet, Inc., Class C(b)	950	1,743,953
Facebook, Inc., Class A(b)	16,150	4,172,030
Zillow Group, Inc., Class C(b)	2,700	352,242
		14,610,123
Internet & Direct Marketing Retail–1.35%
Amazon.com, Inc.(b)	2,635	8,448,337
eBay, Inc.	11,400	644,214
Etsy, Inc.(b)	1,850	368,316
Qurate Retail, Inc., Class A	57,500	724,500
		10,185,367
Internet Services & Infrastructure–0.40%
Akamai Technologies, Inc.(b)	5,900	655,077
GoDaddy, Inc., Class A(b)	5,300	416,474
VeriSign, Inc.(b)	9,900	1,921,293
		2,992,844
Investment Banking & Brokerage–0.32%
Charles Schwab Corp. (The)	8,900	458,706
Goldman Sachs Group, Inc. (The)	3,550	962,654
Morgan Stanley	14,800	992,340
		2,413,700
IT Consulting & Other Services–1.12%
Accenture PLC, Class A	12,550	3,036,096
Amdocs Ltd.	15,500	1,094,610
Booz Allen Hamilton Holding Corp.	15,300	1,303,101
Cognizant Technology Solutions Corp., Class A	15,400	1,200,430
EPAM Systems, Inc.(b)	1,200	413,316
International Business Machines Corp.	7,600	905,236
Leidos Holdings, Inc.	4,800	509,088
		8,461,877
Life & Health Insurance–0.22%
Aflac, Inc.	8,800	397,584
CNO Financial Group, Inc.	17,600	373,296
MetLife, Inc.	7,600	365,940
Principal Financial Group, Inc.	10,100	497,627
		1,634,447
Shares		Value
Life Sciences Tools & Services–0.35%
Mettler-Toledo International, Inc.(b)	400	$467,240
PerkinElmer, Inc.	3,400	500,038
Thermo Fisher Scientific, Inc.	3,280	1,671,816
		2,639,094
Managed Health Care–0.53%
Anthem, Inc.	2,400	712,752
Humana, Inc.	1,720	658,949
Molina Healthcare, Inc.(b)	2,000	427,220
UnitedHealth Group, Inc.	6,720	2,241,658
		4,040,579
Marine–0.00%
HGIM Corp.(c)	731	0
Movies & Entertainment–0.99%
Deluxe Entertainment Services Group, Inc.(c)	9,343	0
Liberty Media Corp.-Liberty Formula One, Class C(b)	20,100	808,623
Lions Gate Entertainment Corp., Class A(b)	39,300	549,807
Netflix, Inc.(b)	7,020	3,737,378
Walt Disney Co. (The)	9,700	1,631,249
World Wrestling Entertainment, Inc., Class A	13,000	732,290
		7,459,347
Multi-Sector Holdings–0.43%
Berkshire Hathaway, Inc., Class B(b)	14,250	3,247,147
Multi-Utilities–0.55%
CMS Energy Corp.	9,200	523,296
Consolidated Edison, Inc.	14,400	1,019,232
Dominion Energy, Inc.	12,800	932,992
DTE Energy Co.	3,400	403,648
MDU Resources Group, Inc.	17,600	462,704
Public Service Enterprise Group, Inc.	6,900	389,367
Sempra Energy	3,200	396,032
		4,127,271
Office REITs–0.04%
Highwoods Properties, Inc.	7,500	281,175
Oil & Gas Drilling–0.00%
Vantage Drilling International(b)	73	92
Oil & Gas Equipment & Services–0.11%
Halliburton Co.	32,600	574,738
Schlumberger Ltd.	12,600	279,846
		854,584
Oil & Gas Exploration & Production–0.13%
ConocoPhillips	5,400	216,162
EOG Resources, Inc.	8,500	433,160
Pioneer Natural Resources Co.	2,700	326,430
Sabine Oil & Gas Holdings, Inc.(b)	115	1,610
		977,362
Oil & Gas Refining & Marketing–0.05%
World Fuel Services Corp.	12,800	391,552
See accompanying notes which are an integral part of this consolidated schedule.
Invesco Fundamental Alternatives Fund

Shares		Value
Oil & Gas Storage & Transportation–0.11%
Kinder Morgan, Inc.	32,800	$461,824
Southcross Energy Partners L.P.(c)	10,819	595
Williams Cos., Inc. (The)	19,000	403,370
		865,789
Other Diversified Financial Services–0.02%
Crossmark Holdings, Inc., Wts., expiring 07/26/2024(c)	809	148,176
Packaged Foods & Meats–1.13%
Campbell Soup Co.	29,400	1,414,434
Conagra Brands, Inc.	12,400	429,040
Flowers Foods, Inc.	18,000	413,280
General Mills, Inc.	12,100	703,010
Hain Celestial Group, Inc. (The)(b)	11,800	490,703
Hormel Foods Corp.	34,300	1,607,298
JM Smucker Co. (The)	3,800	442,358
Kraft Heinz Co. (The)	39,500	1,323,645
Mondelez International, Inc., Class A	13,300	737,352
Sanderson Farms, Inc.	3,500	476,665
Tyson Foods, Inc., Class A	7,200	463,032
		8,500,817
Paper Packaging–0.08%
International Paper Co.	12,200	613,782
Personal Products–0.06%
Nu Skin Enterprises, Inc., Class A	7,800	451,386
Pharmaceuticals–2.71%
Bristol-Myers Squibb Co.	15,300	939,879
Eli Lilly and Co.	19,500	4,055,415
Johnson & Johnson	33,000	5,383,290
Merck & Co., Inc.	45,900	3,537,513
Pfizer, Inc.	94,900	3,406,910
Prestige Consumer Healthcare, Inc.(b)	11,900	476,000
Royalty Pharma PLC, Class A	10,300	484,203
Zoetis, Inc.	13,950	2,151,787
		20,434,997
Property & Casualty Insurance–0.31%
Allstate Corp. (The)	9,100	975,338
Chubb Ltd.	3,300	480,711
Progressive Corp. (The)	10,500	915,495
		2,371,544
Publishing–0.35%
New York Times Co. (The), Class A	41,700	2,067,903
News Corp., Class A	30,000	582,000
		2,649,903
Railroads–0.39%
CSX Corp.	5,200	445,926
Kansas City Southern	1,850	374,940
Norfolk Southern Corp.	900	212,958
Union Pacific Corp.	9,650	1,905,585
		2,939,409
Regional Banks–0.50%
Citizens Financial Group, Inc.	15,000	546,600
Fifth Third Bancorp	17,400	503,382
Shares		Value
Regional Banks–(continued)
First Republic Bank	3,200	$463,968
PNC Financial Services Group, Inc. (The)	5,500	789,360
Regions Financial Corp.	25,900	440,559
Signature Bank	1,250	206,488
SVB Financial Group(b)	480	210,134
Synovus Financial Corp.	16,700	621,240
		3,781,731
Residential REITs–0.10%
Camden Property Trust	3,000	306,450
Mid-America Apartment Communities, Inc.	3,500	464,625
		771,075
Restaurants–0.51%
Chipotle Mexican Grill, Inc.(b)	305	451,400
Domino’s Pizza, Inc.	2,840	1,052,958
McDonald’s Corp.	5,850	1,215,864
Starbucks Corp.	4,700	455,007
Yum! Brands, Inc.	7,000	710,430
		3,885,659
Semiconductor Equipment–0.36%
Applied Materials, Inc.	11,000	1,063,480
KLA Corp.	2,000	560,140
Lam Research Corp.	1,140	551,703
Teradyne, Inc.	4,700	533,356
		2,708,679
Semiconductors–1.52%
Broadcom, Inc.	4,240	1,910,120
Intel Corp.	27,500	1,526,525
Microchip Technology, Inc.	3,700	503,607
NVIDIA Corp.	2,820	1,465,244
NXP Semiconductors N.V. (Netherlands)	2,300	369,081
Qorvo, Inc.(b)	3,100	529,728
QUALCOMM, Inc.	8,600	1,344,008
Skyworks Solutions, Inc.	3,450	583,913
Texas Instruments, Inc.	19,750	3,272,377
		11,504,603
Soft Drinks–0.35%
Coca-Cola Co. (The)	15,800	760,770
Keurig Dr Pepper, Inc.	20,400	648,720
PepsiCo, Inc.	9,300	1,270,101
		2,679,591
Specialized Consumer Services–0.14%
Service Corp. International	8,200	413,526
Terminix Global Holdings, Inc.(b)	13,200	629,376
		1,042,902
Specialized REITs–0.76%
American Tower Corp.	3,300	750,288
Crown Castle International Corp.	2,650	422,039
Equinix, Inc.	1,700	1,257,932
Extra Space Storage, Inc.	8,900	1,012,731
Gaming and Leisure Properties, Inc.	11,216	461,314
Public Storage	3,650	830,813
SBA Communications Corp., Class A	1,740	467,486
See accompanying notes which are an integral part of this consolidated schedule.
Invesco Fundamental Alternatives Fund

Shares		Value
Specialized REITs–(continued)
Weyerhaeuser Co.	16,200	$505,278
		5,707,881
Specialty Chemicals–0.34%
Celanese Corp.	2,200	268,730
DuPont de Nemours, Inc.	9,900	786,555
RPM International, Inc.	4,600	379,362
Sherwin-Williams Co. (The)	1,680	1,162,224
		2,596,871
Steel–0.03%
Reliance Steel & Aluminum Co.	1,900	220,552
Systems Software–2.61%
Crowdstrike Holdings, Inc., Class A(b)	1,600	345,280
Fortinet, Inc.(b)	3,200	463,200
Microsoft Corp.	51,900	12,038,724
Oracle Corp.	78,400	4,737,712
Palo Alto Networks, Inc.(b)	1,140	399,855
ServiceNow, Inc.(b)	1,480	803,877
Teradata Corp.(b)	33,300	895,770
		19,684,418
Technology Distributors–0.10%
Arrow Electronics, Inc.(b)	7,700	751,751
Technology Hardware, Storage & Peripherals–1.93%
Apple, Inc.	105,320	13,898,027
HP, Inc.	29,100	708,294
		14,606,321
Textiles–0.00%
Sunguard Availability Services Capital, Inc.(c)	225	2,138
Thrifts & Mortgage Finance–0.04%
New York Community Bancorp, Inc.	30,100	314,846
Tobacco–0.35%
Altria Group, Inc.	24,800	1,018,784
Philip Morris International, Inc.	20,000	1,593,000
		2,611,784
Trading Companies & Distributors–0.13%
United Rentals, Inc.(b)	2,300	558,923
Watsco, Inc.	1,800	429,282
		988,205
Trucking–0.65%
Knight-Swift Transportation Holdings, Inc.	24,700	988,000
Landstar System, Inc.	7,000	975,800
Old Dominion Freight Line, Inc.	2,100	407,400
Ryder System, Inc.	6,900	431,871
Schneider National, Inc., Class B	24,800	520,800
Uber Technologies, Inc.(b)	9,400	478,742
Werner Enterprises, Inc.	27,400	1,075,176
		4,877,789
Total Common Stocks & Other Equity Interests (Cost $328,696,057)		383,464,507
	Principal Amount	Value
U.S. Treasury Securities–15.50%
U.S. Treasury Bills–0.03%
0.07% - 0.11%, 02/04/2021(e)(f)	$253,000	$252,998
U.S. Treasury Notes–15.47%
0.13%, 05/31/2022	63,853,000	63,885,425
0.13%, 12/15/2023	39,000,000	38,951,250
0.38%, 12/31/2025	14,000,000	13,970,469
		116,807,144
Total U.S. Treasury Securities (Cost $117,043,281)		117,060,142
U.S. Dollar Denominated Bonds & Notes–5.59%
Advertising–0.01%
WPP Finance 2010 (United Kingdom), 3.63%, 09/07/2022	104,000	109,102
Aerospace & Defense–0.02%
Boeing Co. (The), 4.51%, 05/01/2023	150,000	161,485
Agricultural & Farm Machinery–0.02%
B.A.T. Capital Corp. (United Kingdom), 2.76%, 08/15/2022	122,000	126,023
Air Freight & Logistics–0.05%
FedEx Corp., 2.63%, 08/01/2022	103,000	106,442
United Parcel Service, Inc., 2.45%, 10/01/2022	232,000	240,588
		347,030
Airlines–0.15%
Delta Air Lines Pass-Through Trust, Series 2019-1, Class AA, 3.20%, 04/25/2024	800,000	829,865
Southwest Airlines Co., 4.75%, 05/04/2023	253,000	274,245
		1,104,110
Asset Management & Custody Banks–0.18%
FS KKR Capital Corp., 4.63%, 07/15/2024	442,000	468,388
Golub Capital BDC, Inc., 3.38%, 04/15/2024	312,000	321,653
Main Street Capital Corp., 5.20%, 05/01/2024	280,000	303,719
Owl Rock Capital Corp., 5.25%, 04/15/2024	223,000	242,725
		1,336,485
Automobile Manufacturers–0.17%
American Honda Finance Corp., 2.05%, 01/10/2023	252,000	260,305
General Motors Financial Co., Inc.,
3.15%, 06/30/2022	66,000	68,221
3.55%, 07/08/2022	67,000	69,799
3.25%, 01/05/2023	55,000	57,602
Toyota Motor Credit Corp.,
0.45%, 07/22/2022	142,000	142,476
2.15%, 09/08/2022	168,000	173,083
0.35%, 10/14/2022	211,000	211,264
2.63%, 01/10/2023	170,000	177,423
2.70%, 01/11/2023	155,000	162,225
		1,322,398
See accompanying notes which are an integral part of this consolidated schedule.
Invesco Fundamental Alternatives Fund

	Principal Amount	Value
Biotechnology–0.21%
AbbVie, Inc.,
3.25%, 10/01/2022	$200,000	$207,925
2.90%, 11/06/2022	475,000	495,715
3.20%, 11/06/2022	148,000	154,492
2.30%, 11/21/2022	475,000	491,025
Biogen, Inc., 3.63%, 09/15/2022	216,000	227,355
		1,576,512
Building Products–0.01%
Carrier Global Corp., 1.92%, 02/15/2023	42,000	43,212
Cable & Satellite–0.03%
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., 4.46%, 07/23/2022	142,000	149,223
Time Warner Entertainment Co. L.P., 8.38%, 03/15/2023	60,000	69,851
		219,074
Communications Equipment–0.01%
Telefonaktiebolaget LM Ericsson (Sweden), 4.13%, 05/15/2022	56,000	58,384
Construction Machinery & Heavy Trucks–0.02%
Caterpillar Financial Services Corp., 1.90%, 09/06/2022	166,000	170,339
Consumer Finance–0.12%
American Express Co.,
2.50%, 08/01/2022	339,000	349,666
2.65%, 12/02/2022	232,000	241,756
Capital One Bank USA N.A., 3.38%, 02/15/2023	250,000	264,121
Synchrony Financial, 2.85%, 07/25/2022	24,000	24,776
		880,319
Distillers & Vintners–0.13%
Constellation Brands, Inc., 2.65%, 11/07/2022	140,000	145,177
Diageo Capital PLC (United Kingdom),
2.63%, 04/29/2023	379,000	396,094
3.50%, 09/18/2023	404,000	435,857
		977,128
Diversified Banks–1.49%
Banco Santander S.A. (Spain), 3.85%, 04/12/2023	200,000	214,612
Bank of America Corp.,
2.50%, 10/21/2022	329,000	334,422
3.12%, 01/20/2023(g)	241,000	247,308
Bank of Montreal (Canada), 2.35%, 09/11/2022	172,000	177,982
Barclays PLC (United Kingdom),
3.68%, 01/10/2023	207,000	212,990
4.61%, 02/15/2023(g)	337,000	351,020
4.38%, 09/11/2024	494,000	549,859
BNP Paribas S.A. (France), 3.25%, 03/03/2023	166,000	176,441
Citigroup, Inc.,
2.70%, 10/27/2022	322,000	334,362
3.14%, 01/24/2023(g)	336,000	344,924
	Principal Amount	Value
Diversified Banks–(continued)
HSBC Holdings PLC (United Kingdom),
3.26%, 03/13/2023(g)	$408,000	$421,079
3.60%, 05/25/2023	322,000	345,531
JPMorgan Chase & Co., 3.38%, 05/01/2023	338,000	360,130
Lloyds Banking Group PLC (United Kingdom), 3.90%, 03/12/2024	978,000	1,075,505
Mitsubishi UFJ Financial Group, Inc. (Japan),
2.62%, 07/18/2022	373,000	385,594
2.67%, 07/25/2022	330,000	341,528
3.46%, 03/02/2023	241,000	256,099
Natwest Group PLC (United Kingdom),
6.13%, 12/15/2022	60,000	65,655
6.10%, 06/10/2023	18,000	20,042
6.00%, 12/19/2023	81,000	92,055
5.13%, 05/28/2024	854,000	960,226
Santander UK PLC (United Kingdom), 2.10%, 01/13/2023	318,000	328,538
Sumitomo Mitsui Financial Group, Inc. (Japan), 2.78%, 07/12/2022	332,000	343,751
Toronto-Dominion Bank (The) (Canada), 3.50%, 07/19/2023	422,000	455,410
U.S. Bank N.A., 3.40%, 07/24/2023	250,000	268,766
Wells Fargo & Co.,
2.63%, 07/22/2022	500,000	517,338
3.07%, 01/24/2023	494,000	507,486
Series M, 3.45%, 02/13/2023	88,000	93,297
Wells Fargo Bank N.A., 3.55%, 08/14/2023	461,000	497,053
Westpac Banking Corp. (Australia),
3.65%, 05/15/2023	27,000	29,076
3.30%, 02/26/2024	902,000	980,073
		11,288,152
Diversified Capital Markets–0.09%
3.70%, 05/30/2024	601,000	650,781
Drug Retail–0.03%
Walgreen Co., 3.10%, 09/15/2022	230,000	239,674
Electric Utilities–0.10%
Duke Energy Corp.,
2.40%, 08/15/2022	108,000	111,180
3.05%, 08/15/2022	108,000	111,689
Edison International,
2.40%, 09/15/2022	32,000	32,792
2.95%, 03/15/2023	72,000	74,947
Entergy Corp., 4.00%, 07/15/2022	117,000	122,487
ITC Holdings Corp., 2.70%, 11/15/2022	94,000	97,537
NextEra Energy Capital Holdings, Inc., 1.95%, 09/01/2022	99,000	101,463
Pacific Gas and Electric Co., 1.75%, 06/16/2022	112,000	112,376
		764,471
Electronic Manufacturing Services–0.00%
Jabil, Inc., 4.70%, 09/15/2022	38,000	40,488
Fertilizers & Agricultural Chemicals–0.00%
Mosaic Co. (The), 3.25%, 11/15/2022	40,000	41,748
See accompanying notes which are an integral part of this consolidated schedule.
Invesco Fundamental Alternatives Fund

	Principal Amount	Value
Financial Exchanges & Data–0.02%
Moody’s Corp., 4.50%, 09/01/2022	$119,000	$125,441
Gas Utilities–0.01%
National Fuel Gas Co., 3.75%, 03/01/2023	40,000	42,063
Health Care Facilities–0.14%
CommonSpirit Health, 2.95%, 11/01/2022	121,000	126,072
HCA, Inc.,
4.75%, 05/01/2023	68,000	74,071
5.00%, 03/15/2024	755,000	850,738
		1,050,881
Health Care Services–0.05%
CVS Health Corp., 2.75%, 12/01/2022	239,000	247,968
Laboratory Corp. of America Holdings, 3.75%, 08/23/2022	103,000	107,512
		355,480
Home Furnishings–0.02%
Mohawk Industries, Inc., 3.85%, 02/01/2023	128,000	135,634
Homebuilding–0.02%
Lennar Corp., 4.75%, 11/15/2022	39,000	41,383
NVR, Inc., 3.95%, 09/15/2022	140,000	146,979
		188,362
Hypermarkets & Super Centers–0.09%
Walmart, Inc.,
2.35%, 12/15/2022	234,000	242,982
2.55%, 04/11/2023	439,000	459,080
		702,062
Independent Power Producers & Energy Traders–0.11%
Enel Generacion Chile S.A. (Chile), 4.25%, 04/15/2024	770,000	832,947
Industrial Conglomerates–0.13%
General Electric Co.,
3.15%, 09/07/2022	246,000	256,640
3.10%, 01/09/2023	266,000	280,167
Honeywell International, Inc., 0.48%, 08/19/2022	445,000	445,621
		982,428
Integrated Oil & Gas–0.27%
Baker Hughes, a GE Co. LLC/Baker Hughes Co-Obligor, Inc., 2.77%, 12/15/2022	289,000	301,171
BP Capital Markets PLC (United Kingdom), 2.75%, 05/10/2023	499,000	525,368
Exxon Mobil Corp., 1.57%, 04/15/2023	966,000	992,531
Shell International Finance B.V. (Netherlands), 2.38%, 08/21/2022	182,000	187,883
		2,006,953
Integrated Telecommunication Services–0.09%
AT&T, Inc., 3.00%, 06/30/2022	435,000	449,627
	Principal Amount	Value
Integrated Telecommunication Services–(continued)
British Telecommunications PLC (United Kingdom), 4.50%, 12/04/2023	$200,000	$221,522
		671,149
Interactive Media & Services–0.11%
Weibo Corp. (China), 3.50%, 07/05/2024	785,000	825,212
Internet & Direct Marketing Retail–0.08%
Alibaba Group Holding Ltd. (China), 2.80%, 06/06/2023	347,000	363,324
eBay, Inc., 2.75%, 01/30/2023	157,000	163,785
Expedia Group, Inc., 3.60%, 12/15/2023(h)	70,000	74,560
		601,669
Investment Banking & Brokerage–0.35%
BGC Partners, Inc., 5.38%, 07/24/2023	53,000	57,786
Goldman Sachs Group, Inc. (The),
3.63%, 01/22/2023	382,000	405,918
3.20%, 02/23/2023	295,000	310,971
2.91%, 06/05/2023(g)	290,000	299,371
2.91%, 07/24/2023(g)	379,000	392,524
Morgan Stanley,
4.88%, 11/01/2022	285,000	306,584
3.13%, 01/23/2023	425,000	448,183
3.75%, 02/25/2023	425,000	453,917
		2,675,254
IT Consulting & Other Services–0.02%
DXC Technology Co., 4.00%, 04/15/2023	132,000	140,790
Managed Health Care–0.05%
Anthem, Inc., 3.30%, 01/15/2023	178,000	188,022
Humana, Inc., 3.15%, 12/01/2022	177,000	184,585
		372,607
Movies & Entertainment–0.05%
RELX Capital, Inc. (United Kingdom), 3.50%, 03/16/2023	148,000	157,036
TWDC Enterprises 18 Corp., 2.35%, 12/01/2022	244,000	253,184
		410,220
Multi-Utilities–0.07%
DTE Energy Co.,
2.25%, 11/01/2022	94,000	96,869
Series H, 0.55%, 11/01/2022	134,000	134,089
Public Service Enterprise Group, Inc., 2.65%, 11/15/2022	125,000	129,767
Sempra Energy, 2.90%, 02/01/2023	155,000	162,503
		523,228
Oil & Gas Storage & Transportation–0.12%
Enable Midstream Partners L.P., 3.90%, 05/15/2024	381,000	394,583
Energy Transfer Operating L.P.,
3.60%, 02/01/2023	50,000	52,293
4.25%, 03/15/2023	59,000	62,583
4.20%, 09/15/2023	52,000	56,055
See accompanying notes which are an integral part of this consolidated schedule.
Invesco Fundamental Alternatives Fund

	Principal Amount	Value
Oil & Gas Storage & Transportation–(continued)
Energy Transfer Partners L.P./Regency Energy Finance Corp.,
5.00%, 10/01/2022	$43,000	$45,488
4.50%, 11/01/2023	54,000	58,565
ONEOK Partners L.P., 3.38%, 10/01/2022	175,000	181,618
Plains All American Pipeline L.P./PAA Finance Corp., 2.85%, 01/31/2023	36,000	37,080
		888,265
Paper Products–0.03%
Fibria Overseas Finance Ltd. (Brazil), 5.25%, 05/12/2024	238,000	263,266
Pharmaceuticals–0.16%
Bristol-Myers Squibb Co.,
2.00%, 08/01/2022	156,000	159,969
3.25%, 08/15/2022	175,000	182,797
3.55%, 08/15/2022	181,000	189,722
Johnson & Johnson, 2.05%, 03/01/2023	120,000	124,311
Mylan, Inc., 4.20%, 11/29/2023	53,000	57,784
Perrigo Finance Unlimited Co., 3.90%, 12/15/2024	435,000	477,770
Viatris, Inc., 1.13%, 06/22/2022(h)	55,000	55,518
		1,247,871
Property & Casualty Insurance–0.02%
Fidelity National Financial, Inc., 5.50%, 09/01/2022	123,000	132,284
Railroads–0.02%
Norfolk Southern Corp., 2.90%, 02/15/2023	127,000	132,889
Regional Banks–0.06%
First Horizon Corp., 3.55%, 05/26/2023	88,000	93,463
People’s United Financial, Inc., 3.65%, 12/06/2022	128,000	133,962
Santander Holdings USA, Inc., 3.40%, 01/18/2023	206,000	216,168
		443,593
Semiconductors–0.10%
Broadcom Corp./Broadcom Cayman Finance Ltd., 2.65%, 01/15/2023	62,000	64,302
Broadcom, Inc., 3.13%, 10/15/2022	46,000	48,052
Intel Corp., 2.70%, 12/15/2022	303,000	316,772
QUALCOMM, Inc., 2.60%, 01/30/2023	316,000	329,533
		758,659
Soft Drinks–0.02%
PepsiCo, Inc., 3.10%, 07/17/2022	149,000	154,531
Specialized REITs–0.09%
CC Holdings GS V LLC/Crown Castle GS III Corp., 3.85%, 04/15/2023	239,000	256,130
GLP Capital L.P./GLP Financing II, Inc.,
5.38%, 11/01/2023	50,000	54,688
3.35%, 09/01/2024	327,000	349,686
		660,504
	Principal Amount		Value
Specialty Chemicals–0.05%
DuPont de Nemours, Inc., 2.17%, 05/01/2023		$398,000	$400,676
Systems Software–0.09%
Oracle Corp., 2.50%, 10/15/2022		548,000	568,751
VMware, Inc., 2.95%, 08/21/2022		78,000	80,831
			649,582
Technology Hardware, Storage & Peripherals–0.07%
Apple, Inc., 2.10%, 09/12/2022		234,000	240,892
Hewlett Packard Enterprise Co., 4.40%, 10/15/2022		257,000	272,265
			513,157
Tobacco–0.06%
Philip Morris International, Inc.,
2.38%, 08/17/2022		154,000	158,702
2.50%, 08/22/2022		156,000	161,297
2.50%, 11/02/2022		161,000	166,979
			486,978
Trading Companies & Distributors–0.01%
Aircastle Ltd., 4.40%, 09/25/2023		63,000	67,598
Water Utilities–0.11%
American Water Capital Corp., 3.85%, 03/01/2024		740,000	809,868
Wireless Telecommunication Services–0.06%
America Movil S.A.B. de C.V. (Mexico), 3.13%, 07/16/2022		348,000	361,493
Vodafone Group PLC (United Kingdom), 2.50%, 09/26/2022		121,000	125,077
			486,570
Total U.S. Dollar Denominated Bonds & Notes (Cost $42,154,446)			42,195,586
Non-U.S. Dollar Denominated Bonds & Notes–2.45%(i)
Aerospace & Defense–0.13%
Airbus Finance B.V. (France), 2.38%, 04/02/2024(h)	EUR	384,000	498,162
Thales S.A. (France), 0.75%, 01/23/2025(h)	EUR	400,000	498,578
			996,740
Apparel, Accessories & Luxury Goods–0.02%
EssilorLuxottica S.A. (France), 2.38%, 04/09/2024(h)	EUR	100,000	130,645
Application Software–0.06%
Dassault Systemes SE (France), 0.01%, 09/16/2022(h)	EUR	100,000	121,874
SAP SE (Germany), 0.01%, 05/17/2023(h)	EUR	300,000	366,181
			488,055
Automobile Manufacturers–0.07%
BMW Finance N.V. (Germany), 0.13%, 07/13/2022(h)	EUR	173,000	211,036
BMW Finance N.V. (Germany), 0.63%, 10/06/2023(h)	EUR	53,000	65,638
BMW Finance N.V. (Germany), 1.00%, 01/21/2025(h)	EUR	41,000	51,940
See accompanying notes which are an integral part of this consolidated schedule.
Invesco Fundamental Alternatives Fund

	Principal Amount		Value
Automobile Manufacturers–(continued)
BMW US Capital LLC (Germany), 0.63%, 04/20/2022(h)	EUR	76,000	$93,237
Mercedes-Benz Finance Co. Ltd. (Germany), 0.01%, 08/21/2022(h)	EUR	100,000	121,542
			543,393
Brewers–0.04%
Anheuser-Busch InBev S.A./N.V. (Belgium), 2.88%, 09/25/2024(h)	EUR	242,000	325,120
Broadcasting–0.07%
TDF Infrastructure SASU (France), 2.88%, 10/19/2022(h)	EUR	400,000	504,665
Building Products–0.03%
CRH Finland Services Oyj (Ireland), 0.88%, 11/05/2023(h)	EUR	200,000	249,497
Construction & Engineering–0.03%
Autoroutes du Sud de la France S.A. (France), 2.88%, 01/18/2023(h)	EUR	100,000	128,872
Autoroutes du Sud de la France S.A. (France), 2.95%, 01/17/2024(h)	EUR	100,000	131,690
			260,562
Consumer Finance–0.07%
Santander Consumer Finance S.A. (Spain), 1.13%, 10/09/2023(h)	EUR	100,000	125,579
Santander Consumer Finance S.A. (Spain), 1.00%, 02/27/2024(h)	EUR	300,000	376,076
			501,655
Diversified Banks–0.81%
Banco Bilbao Vizcaya Argentaria S.A. (Spain), 0.38%, 10/02/2024(h)	EUR	500,000	614,521
Banco Santander S.A. (Spain), 1.38%, 02/09/2022(h)	EUR	100,000	123,476
Banco Santander S.A. (Spain), 1.38%, 12/14/2022(h)	EUR	100,000	125,117
Banque Federative du Credit Mutuel S.A. (France), 1.25%, 01/14/2025(h)	EUR	100,000	128,127
Belfius Bank S.A. (Belgium), 0.01%, 10/15/2025(h)	EUR	300,000	364,990
BPCE S.A. (France), 0.88%, 01/31/2024(h)	EUR	100,000	124,599
BPCE S.A. (France), 0.63%, 09/26/2024(h)	EUR	500,000	618,848
Cooperatieve Rabobank U.A. (Netherlands), 4.75%, 06/06/2022(h)	EUR	255,000	330,983
Cooperatieve Rabobank U.A. (Netherlands), 0.63%, 02/27/2024(h)	EUR	100,000	124,092
Credit Agricole S.A. (France), 1.00%, 09/16/2024(h)	EUR	100,000	126,859
Credit Agricole S.A. (France), 1.38%, 03/13/2025(h)	EUR	300,000	383,670
Credit Agricole S.A. (France), 0.38%, 10/21/2025(h)	EUR	100,000	123,151
de Volksbank N.V. (Netherlands), 0.01%, 09/16/2024(h)	EUR	200,000	244,659
Euroclear Bank S.A. (Belgium), 0.25%, 09/07/2022(h)	EUR	100,000	122,497
	Principal Amount		Value
Diversified Banks–(continued)
Euroclear Bank S.A. (Belgium), 0.50%, 07/10/2023(h)	EUR	100,000	$123,881
HSBC Continental Europe S.A. (France), 0.60%, 03/20/2023(h)	EUR	400,000	494,542
ING Groep N.V. (Netherlands), 1.00%, 09/20/2023(h)	EUR	100,000	125,255
ING Groep N.V. (Netherlands), 1.13%, 02/14/2025(h)	EUR	100,000	126,870
ING Groep N.V. (Netherlands), 0.10%, 09/03/2025(g)(h)	EUR	200,000	243,374
KBC Group N.V. (Belgium), 1.13%, 01/25/2024(h)	EUR	100,000	125,741
Nationale-Nederlanden Bank N.V. (Netherlands), 0.38%, 05/31/2023(h)	EUR	300,000	369,395
Nordea Bank AB (Finland), 3.25%, 07/05/2022(h)	EUR	200,000	255,271
Nordea Bank Abp (Finland), 1.00%, 02/22/2023(h)	EUR	108,000	134,654
Nordea Bank Abp (Finland), 1.13%, 02/12/2025(h)	EUR	100,000	128,101
OP Corporate Bank PLC (Finland), 0.38%, 02/26/2024(h)	EUR	121,000	149,914
Raiffeisen Bank International AG (Austria), 1.00%, 12/04/2023(h)	EUR	200,000	250,659
			6,083,246
Diversified Chemicals–0.05%
BASF SE (Germany), 0.10%, 06/05/2023(h)	EUR	200,000	244,503
BASF SE (Germany), 2.50%, 01/22/2024(h)	EUR	80,000	104,321
			348,824
Diversified Support Services–0.07%
Adecco International Financial Services B.V. (Switzerland), 1.50%, 11/22/2022(h)	EUR	229,000	285,017
APRR S.A. (France), 1.50%, 01/15/2024(h)	EUR	200,000	253,649
			538,666
Electric Utilities–0.03%
Enel Finance International N.V. (Italy), 5.25%, 09/29/2023	EUR	177,000	245,879
Gas Utilities–0.08%
Enagas Financiaciones S.A. (Spain), 2.50%, 04/11/2022(h)	EUR	100,000	125,340
NorteGas Energia Distribucion S.A. (Spain), 0.92%, 09/28/2022(h)	EUR	384,000	472,103
			597,443
Industrial Machinery–0.06%
Flowserve Corp., 1.25%, 03/17/2022	EUR	385,000	468,872
Integrated Oil & Gas–0.13%
Eni S.p.A. (Italy), 0.75%, 05/17/2022(h)	EUR	120,000	147,579
Eni S.p.A. (Italy), 1.00%, 03/14/2025(h)	EUR	179,000	226,574
OMV AG (Austria), 2.63%, 09/27/2022(h)	EUR	100,000	127,311
See accompanying notes which are an integral part of this consolidated schedule.
Invesco Fundamental Alternatives Fund

	Principal Amount		Value
Integrated Oil & Gas–(continued)
OMV AG (Austria), 0.75%, 12/04/2023(h)	EUR	143,000	$178,232
Shell International Finance B.V. (Netherlands), 0.38%, 02/15/2025(h)	EUR	222,000	275,486
			955,182
Integrated Telecommunication Services–0.06%
OTE PLC (Greece), 2.38%, 07/18/2022(h)	EUR	371,000	465,084
Internet & Direct Marketing Retail–0.06%
Expedia Group, Inc., 2.50%, 06/03/2022	EUR	373,000	462,340
Multi-Sector Holdings–0.10%
Criteria Caixa S.A. (Spain), 1.50%, 05/10/2023(h)	EUR	400,000	501,970
EXOR N.V. (Netherlands), 2.13%, 12/02/2022(h)	EUR	190,000	239,430
			741,400
Office REITs–0.07%
Inmobiliaria Colonial SOCIMI S.A. (Spain), 1.63%, 11/28/2025(h)	EUR	400,000	515,415
Other Diversified Financial Services–0.18%
Clearstream Banking AG (Germany), 0.01%, 12/01/2025(h)	EUR	200,000	244,755
FCA Bank S.p.A. (Italy), 0.25%, 02/28/2023(h)	EUR	457,000	557,903
LeasePlan Corp. N.V. (Netherlands), 0.13%, 09/13/2023	EUR	100,000	121,646
LeasePlan Corp. N.V. (Netherlands), 3.50%, 04/09/2025(h)	EUR	294,000	405,988
			1,330,292
Pharmaceuticals–0.07%
Bayer AG (Germany), 0.38%, 07/06/2024(h)	EUR	400,000	491,974
Restaurants–0.04%
Sodexo S.A. (France), 1.75%, 01/24/2022(h)	EUR	100,000	123,157
Sodexo S.A. (France), 0.75%, 04/27/2025(h)	EUR	170,000	213,342
			336,499
Thrifts & Mortgage Finance–0.05%
Deutsche Pfandbriefbank AG (Germany), 0.75%, 02/07/2023(h)	EUR	300,000	370,767
Wireless Telecommunication Services–0.07%
Eutelsat S.A. (France), 3.13%, 10/10/2022(h)	EUR	400,000	510,962
Total Non-U.S. Dollar Denominated Bonds & Notes (Cost $18,741,587)			18,463,177
	Principal Amount	Value
Variable Rate Senior Loan Interests–0.10%(j)(k)
Advertising–0.02%
Checkout Holding Corp.,
Term Loan, 0.09% (1 mo. USD LIBOR + 7.50%), 02/15/2023	$126,431	$101,776
PIK Term Loan, 9.50% PIK Rate, 2.00% Cash Rate, 08/15/2023(l)	99,827	29,637
		131,413
Casinos & Gaming–0.00%
Caesars Resort Collection LLC, Term Loan B, 0.03% (1 mo. USD LIBOR + 2.75%), 12/23/2024	4,631	4,560
Electric Utilities–0.00%
Vistra Operations Co. LLC, Incremental Term Loan, 0.02% (1 mo. USD LIBOR + 1.75%), 12/31/2025	1	1
Movies & Entertainment–0.00%
Deluxe Entertainment Services Group, Inc.,
First Lien PIK Term Loan, 1.50% PIK Rate, 6.00% Cash Rate, 03/25/2024(c)(l)	12,771	0
Second Lien PIK Term Loan, 2.50% PIK Rate, 7.00% Cash Rate, 09/25/2024(c)(l)	46,282	0
		0
Oil & Gas Drilling–0.00%
Lealand Finance Co. B.V., Term Loan, 0.03% (1 mo. USD LIBOR + 4.00%), 06/30/2025	66	44
Seadrill Operating L.P., Revolver Loan, 0.09% (1 mo. USD LIBOR + 10.00%), 02/21/2021(c)	11,702	12,638
		12,682
Oil & Gas Storage & Transportation–0.00%
Southcross Energy Partners LLC, Revolver Loan, 0.05% (1 mo. USD LIBOR + 9.00%), 01/31/2025(c)(m)	18,571	17,364
Other Diversified Financial Services–0.01%
Crossmark Holdings, Inc., Term Loan, 0.11% (3 mo. USD LIBOR + 10.00%), 07/26/2023	43,034	42,282
PGX Holdings, Inc., Second Lien Term Loan, 0.15% (3 mo. USD LIBOR + 9.00%), 09/30/2024(c)	2,225	1,891
		44,173
Trucking–0.07%
Western Express, Inc., Second Lien Term Loan, 0.08% (3 mo. USD LIBOR + 8.25%), 02/23/2022(c)	509,759	511,747
Total Variable Rate Senior Loan Interests (Cost $826,400)		721,940
	Shares
Preferred Stocks–0.01%
Oil & Gas Storage & Transportation–0.01%
Southcross Energy Partners L.P., Series A, Pfd.(c)	68,466	35,602
Southcross Energy Partners L.P., Series B, Pfd.(c)	19,728	28,113
Total Preferred Stocks (Cost $68,449)		63,715
See accompanying notes which are an integral part of this consolidated schedule.
Invesco Fundamental Alternatives Fund

	Principal Amount	Value
Event-Linked Bonds–0.00%
Windstorm–0.00%
Akibare Re Ltd. (Japan), Series 2016-1, Class A, Catastrophe Linked Notes, 0.10% (6 mo. USD LIBOR + 2.34%), 04/07/2023 (Cost $482,335)(h)(n)	$482,286	$1,194
	Shares
Money Market Funds–10.94%
Invesco Treasury Portfolio,Institutional Class, 0.01%(o)(p) (Cost $82,645,608)	82,645,608	82,645,608
Shares	Value
Options Purchased–0.00%
(Cost $4,895,076)(q)	35,126
TOTAL INVESTMENTS IN SECURITIES–85.37% (Cost $595,553,239)	644,650,995
OTHER ASSETS LESS LIABILITIES—14.63%	110,502,096
NET ASSETS–100.00%	$755,153,091
Investment Abbreviations:
EUR	– Euro
LIBOR	– London Interbank Offered Rate
Pfd.	– Preferred
PIK	– Pay-in-Kind
REIT	– Real Estate Investment Trust
USD	– U.S. Dollar
Wts.	– Warrants
Notes to Consolidated Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	Security valued using significant unobservable inputs (Level 3). See Note 1.
(d)	The Fund holds securities which have been issued by the same entity and that trade on separate exchanges.
(e)	All or a portion of the value was pledged as collateral to cover margin requirements for open futures contracts.
(f)	Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(g)	Security issued at a fixed rate for a specific period of time, after which it will convert to a variable rate.
(h)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at January 31, 2021 was $17,295,712, which represented 2.29% of the Fund’s Net Assets.
(i)	Foreign denominated security. Principal amount is denominated in the currency indicated.
(j)	Variable rate senior loan interests often require prepayments from excess cash flow or permit the borrower to repay at its election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with any accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, it is anticipated that the variable rate senior loan interests will have an expected average life of three to five years.
(k)	Variable rate senior loan interests are, at present, not readily marketable, not registered under the 1933 Act and may be subject to contractual and legal restrictions on sale. Variable rate senior loan interests in the Fund’s portfolio generally have variable rates which adjust to a base, such as the London Interbank Offered Rate (“LIBOR”), on set dates, typically every 30 days, but not greater than one year, and/or have interest rates that float at margin above a widely recognized base lending rate such as the Prime Rate of a designated U.S. bank.
(l)	All or a portion of this security is Pay-in-Kind. Pay-in-Kind securities pay interest income in the form of securities.
(m)	All or a portion of this holding is subject to unfunded loan commitments. Interest rate will be determined at the time of funding.
(n)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on January 31, 2021.
(o)	Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the three months ended January 31, 2021.

	Value October 31, 2020	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value January 31, 2021	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Treasury Portfolio, Institutional Class	$120,924,059	$187,255,412	$(225,533,863)	$-	$-	$82,645,608	$2,469

(p)	The rate shown is the 7-day SEC standardized yield as of January 31, 2021.
(q)	The table below details options purchased.

See accompanying notes which are an integral part of this consolidated schedule.
Invesco Fundamental Alternatives Fund

Open Over-The-Counter Interest Rate Swaptions Purchased(a)
Description	Type of Contract	Counterparty	Exercise Rate	Pay/ Receive Exercise Rate	Floating Rate Index	Payment Frequency	Expiration Date	Notional Value		Value
Interest Rate Risk
10 Year Interest Rate Swaption	Put	Goldman Sachs International	0.49%	Pay	6 Month JPY LIBOR	Semi-Annually	04/27/2021	JPY	5,250,000,000	$247
10 Year Interest Rate Swaption	Put	Morgan Stanley Capital Services LLC	3.18	Pay	3 Month USD LIBOR	Quarterly	09/27/2021	USD	4,100,000	1,345
10 Year Interest Rate Swaption	Put	Morgan Stanley Capital Services LLC	3.25	Pay	3 Month USD LIBOR	Quarterly	10/12/2021	USD	100,250,000	33,534
Total Interest Rate Swaptions Purchased										$35,126

(a)	Over-The-Counter options purchased and swap agreements are collateralized by cash held with Counterparties in the amount of $1,330,000.

Open Futures Contracts
Long Futures Contracts	Number of Contracts	Expiration Month	Notional Value	Value	Unrealized Appreciation (Depreciation)
Commodity Risk
Coffee ’C’	9	March-2021	$414,956	$28,283	$28,283
Corn	19	July-2021	509,675	91,595	91,595
Cotton No.2	45	March-2021	1,814,400	152,765	152,765
Gasoline Reformulated Blendstock Oxygenate Blending	9	February-2021	586,921	4,024	4,024
Gold 100 oz.	29	April-2021	5,365,870	(41,097)	(41,097)
Lean Hogs	1	April-2021	30,660	3,646	3,646
Live Cattle	1	April-2021	48,740	2,196	2,196
LME Aluminum	112	March-2021	5,510,064	245,661	245,661
LME Copper	34	March-2021	6,680,788	899,297	899,297
LME Copper	13	May-2021	2,553,200	59,678	59,678
Low Sulphur Gas Oil	7	June-2021	317,975	18,179	18,179
Silver	20	March-2021	2,691,400	179,386	179,386
Soybeans	26	July-2021	1,753,375	256,842	256,842
Soybean Oil	19	May-2021	500,574	40,935	40,935
Wheat	18	July-2021	578,700	27,370	27,370
Subtotal				1,968,760	1,968,760
Equity Risk
E-Mini Russell 2000 Index	63	March-2021	6,514,830	473,487	473,487
EURO STOXX 50 Index	137	March-2021	5,782,394	(50,502)	(50,502)
FTSE 100 Index	73	March-2021	6,362,333	(118,915)	(118,915)
Hang Seng Index	33	February-2021	6,026,679	(267,425)	(267,425)
Tokyo Stock Price Index	63	March-2021	10,850,351	181,015	181,015
Subtotal				217,660	217,660
Interest Rate Risk
Australia 10 Year Bonds	371	March-2021	41,358,924	(219,153)	(219,153)
Canada 10 Year Bonds	394	March-2021	45,480,618	(308,112)	(308,112)
Long Gilt	63	March-2021	11,572,850	(75,646)	(75,646)
U.S. Treasury 5 Year Notes	269	March-2021	33,860,375	(55,637)	(55,637)
U.S. Treasury Long Bonds	110	March-2021	18,559,063	(590,108)	(590,108)
Subtotal				(1,248,656)	(1,248,656)
Subtotal—Long Futures Contracts				937,764	937,764
See accompanying notes which are an integral part of this consolidated schedule.
Invesco Fundamental Alternatives Fund

Open Futures Contracts—(continued)
Short Futures Contracts	Number of Contracts	Expiration Month	Notional Value	Value	Unrealized Appreciation (Depreciation)
Commodity Risk
LME Aluminum	87	March-2021	$(4,280,139)	$205,604	$205,604
LME Copper	34	March-2021	(6,680,788)	(162,668)	(162,668)
LME Copper	13	May-2021	(2,553,200)	42,145	42,145
Natural Gas	42	November-2021	(1,248,240)	27,825	27,825
Subtotal				112,906	112,906
Equity Risk
E-Mini S&P 500 Index	1,226	March-2021	(227,128,760)	(2,505,945)	(2,505,945)
Interest Rate Risk
Euro-BOBL	31	March-2021	(5,088,110)	(1,442)	(1,442)
Euro-Schatz	92	March-2021	(12,540,141)	(2,943)	(2,943)
Japanese 10 Year Bonds	1	March-2021	(1,449,425)	2,099	2,099
U.S. Treasury 2 Year Notes	25	March-2021	(5,524,414)	(402)	(402)
Subtotal				(2,688)	(2,688)
Subtotal—Short Futures Contracts				(2,395,727)	(2,395,727)
Total Futures Contracts				$(1,457,963)	$(1,457,963)

Open Forward Foreign Currency Contracts
Settlement Date	Counterparty	Contract to				Unrealized Appreciation
		Deliver		Receive
Currency Risk
02/17/2021	Morgan Stanley Capital Services, Inc.	EUR	15,350,000	USD	18,907,305	$273,283

Open Over-The-Counter Credit Default Swap Agreements(a)
Counterparty	Reference Entity	Buy/Sell Protection	(Pay)/ Receive Fixed Rate	Payment Frequency	Maturity Date	Implied Credit Spread(b)	Notional Value		Upfront Payments Paid (Received)	Value	Unrealized Appreciation (Depreciation)
Credit Risk
J.P. Morgan Chase Bank, N.A.	Markit CDX North America High Yield Index, Series 35, Version 1	Sell	5.00%	Quarterly	12/20/2025	3.16%	USD	10,500,000	$952,046	$837,533	$(114,513)

(a)	Over-The-Counter options purchased and swap agreements are collateralized by cash held with Counterparties in the amount of $1,330,000.
(b)	Implied credit spreads represent the current level, as of January 31, 2021, at which protection could be bought or sold given the terms of the existing credit default swap agreement and serve as an indicator of the current status of the payment/performance risk of the credit default swap agreement. An implied credit spread that has widened or increased since entry into the initial agreement may indicate a deteriorating credit profile and increased risk of default for the reference entity. A declining or narrowing spread may indicate an improving credit profile or decreased risk of default for the reference entity. Alternatively, credit spreads may increase or decrease reflecting the general tolerance for risk in the credit markets generally.

Open Over-The-Counter Total Return Swap Agreements(a)(b)
Counterparty	Pay/ Receive	Reference Entity(c)	Fixed Rate	Payment Frequency	Number of Contracts	Maturity Date	Notional Value	Upfront Payments Paid (Received)	Value	Unrealized Appreciation (Depreciation)
Commodity Risk
Merrill Lynch International	Receive	Merrill Lynch Soybean Meal Index	0.30%	Monthly	2,250	June—2021	$1,785,407	$—	$0	$0
Merrill Lynch International	Receive	MLCX Dynamic Enhanced Copper Excess Return Index	0.25	Monthly	4,100	September—2021	2,951,097	—	0	0
Royal Bank of Canada	Receive	RBC Enhanced Crude Oil 01 Excess Return	0.00	Monthly	3,000	January—2022	562,753	—	0	0
See accompanying notes which are an integral part of this consolidated schedule.
Invesco Fundamental Alternatives Fund

Open Over-The-Counter Total Return Swap Agreements(a)(b)—(continued)
Counterparty	Pay/ Receive	Reference Entity(c)	Fixed Rate	Payment Frequency	Number of Contracts	Maturity Date	Notional Value	Upfront Payments Paid (Received)	Value	Unrealized Appreciation (Depreciation)
Commodity Risk
BNP Paribas SA	Receive	BNP Paribas Commodity Daily Dynamic Curve CO Index	0.25%	Monthly	1,900	August—2021	$560,911	$—	$(6,108)	$(6,108)
Cargill, Inc.	Receive	Cargill Single Commodity Index	0.41	Monthly	2,550	June—2021	480,084	—	(15,442)	(15,442)
UBS AG	Receive	UBS Modified Roll Select Heating Oil Strategy	0.30	Monthly	6,500	January—2022	308,967	—	(461)	(461)
Total — Total Return Swap Agreements								—	(22,011)	(22,011)

(a)	Open Over-The-Counter Total Return Swap Agreements are collateralized by cash held with the swap Counterparties in the amount of $1,330,000.
(b)	The Fund receives or pays payments based on any positive or negative return on the Reference Entity, respectively.
(c)	The Reference Entity Components table below includes additional information regarding the underlying components of certain reference entities that are not publicly available.

Reference Entity Components
Reference Entity	Underlying Components	Percentage
BNP Paribas Commodity Daily Dynamic Curve CO Index
	Long Futures Contracts
	Cocoa	0.00%
	Coffee ‘C’	5.71
	Corn	5.63
	Cotton No. 2	22.87
	Lean Hogs	0.57
	Live Cattle	0.51
	Soybean Meal	22.24
	Soybean Oil	5.31
	Soybeans	23.14
	Sugar No. 11	7.29
	Wheat	6.73
	Total	100.00%

Abbreviations:
EUR	—Euro
JPY	—Japanese Yen
LIBOR	—London Interbank Offered Rate
USD	—U.S. Dollar
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this consolidated schedule.
Invesco Fundamental Alternatives Fund

Notes to Quarterly Consolidated Schedule of Portfolio Holdings
January 31, 2021
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of January 31, 2021. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stocks & Other Equity Interests	$383,242,542	$50,248	$171,717	$383,464,507
U.S. Treasury Securities	—	117,060,142	—	117,060,142
U.S. Dollar Denominated Bonds & Notes	—	42,195,586	—	42,195,586
Non-U.S. Dollar Denominated Bonds & Notes	—	18,463,177	—	18,463,177
Variable Rate Senior Loan Interests	—	178,300	543,640	721,940
Preferred Stocks	—	—	63,715	63,715
Event-Linked Bonds	—	1,194	—	1,194
Money Market Funds	82,645,608	—	—	82,645,608
Options Purchased	—	35,126	—	35,126
Total Investments in Securities	465,888,150	177,983,773	779,072	644,650,995
Other Investments - Assets*
Futures Contracts	2,942,032	—	—	2,942,032
Forward Foreign Currency Contracts	—	273,283	—	273,283
	2,942,032	273,283	—	3,215,315
Other Investments - Liabilities*
Futures Contracts	(4,399,995)	—	—	(4,399,995)
Swap Agreements	—	(136,524)	—	(136,524)
	(4,399,995)	(136,524)	—	(4,536,519)
Total Other Investments	(1,457,963)	136,759	—	(1,321,204)
Total Investments	$464,430,187	$178,120,532	$779,072	$643,329,791

*	Forward foreign currency contracts, futures contracts and swap agreements are valued at unrealized appreciation (depreciation).
NOTE 2—Coronavirus (COVID-19) Pandemic
During the first quarter of 2020, the World Health Organization declared COVID-19 to be a public health emergency. COVID-19 has led to increased short-term market volatility and may have adverse long-term effects on U.S. and world economies and markets in general. COVID-19 may adversely impact the Fund’s ability to achieve its investment objective, as stated in the most recent shareholder report. Because of the uncertainties on valuation, the global economy and business operations, values reflected in the Schedule of Investments may materially differ from the value received upon actual sales of those investments.
The extent of the impact on the performance of the Fund and its investments will depend on future developments, including the duration and spread of the COVID-19 outbreak, related restrictions and advisories, and the effects on the financial markets and economy overall, all of which are highly uncertain and cannot be predicted.
Invesco Fundamental Alternatives Fund